Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUND, INC.
Entity Central Index Key	0000808303
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005512
Shareholder Report [Line Items]
Fund Name	Spectrum Income Fund
Class Name	Investor Class
Trading Symbol	RPSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - Investor Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. bonds produced positive returns in 2025. Treasury bill yields, which tend to track the federal funds target rate, declined as the Federal Reserve reduced the fed funds rate three times in the final months of the year. Bonds in developed non-U.S. markets produced positive returns in U.S. dollar terms, helped by a weaker dollar versus major non-U.S. currencies. Emerging markets bonds produced strong positive returns in U.S. dollar terms. Bonds denominated in local currencies generally outperformed dollar-denominated bonds, as many emerging markets currencies appreciated versus the dollar.

  Versus the Bloomberg U.S. Aggregate Bond Index, results were supported by an out-of-benchmark exposure to dollar-denominated emerging markets bonds. Similarly, the inclusion of U.S. high yield bonds as a diversifying exposure within the fund was additive during the period.

  On the negative side, an out-of-benchmark exposure to dollar-hedged international bonds was detrimental to results over the period. A diversifying exposure to global unconstrained bonds also weighed on relative performance.

  The Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. The fund invests in a diversified group of underlying T. Rowe Price domestic bond funds, foreign bond funds, and money market funds. The diversifying sectors also provide exposures to key attributes that aim to support the overall portfolio’s risk and return profile over a range of market environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Income Fund (Investor Class)	7.83%	2.11%	4.00%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	7.30	-0.36	2.01

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,064,419,000
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 25,019,000
InvestmentCompanyPortfolioTurnover	88.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,064,419 Number of Portfolio Holdings394
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Bond Funds	90.8%
Asset-Backed Securities	4.3
Non-U.S. Government Mortgage-Backed Securities	2.4
U.S. Treasury Obligations	0.2
U.S. Government & Agency Mortgage-Backed Securities	0.1
Short-Term and Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	13.7%
T. Rowe Price U.S. High Yield ETF	11.5
T. Rowe Price Floating Rate Fund	10.2
T. Rowe Price QM U.S. Bond ETF	9.7
T. Rowe Price Emerging Markets Bond Fund	7.1
T. Rowe Price Total Return ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	5.7
T. Rowe Price Dynamic Credit Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	5.0
T. Rowe Price Emerging Markets Local Currency Bond Fund	3.8

Updated Prospectus Web Address	www.troweprice.com/paperless
C000227147
Shareholder Report [Line Items]
Fund Name	Spectrum Income Fund
Class Name	I Class
Trading Symbol	TSPNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. bonds produced positive returns in 2025. Treasury bill yields, which tend to track the federal funds target rate, declined as the Federal Reserve reduced the fed funds rate three times in the final months of the year. Bonds in developed non-U.S. markets produced positive returns in U.S. dollar terms, helped by a weaker dollar versus major non-U.S. currencies. Emerging markets bonds produced strong positive returns in U.S. dollar terms. Bonds denominated in local currencies generally outperformed dollar-denominated bonds, as many emerging markets currencies appreciated versus the dollar.

  Versus the Bloomberg U.S. Aggregate Bond Index, results were supported by an out-of-benchmark exposure to dollar-denominated emerging markets bonds. Similarly, the inclusion of U.S. high yield bonds as a diversifying exposure within the fund was additive during the period.

  On the negative side, an out-of-benchmark exposure to dollar-hedged international bonds was detrimental to results over the period. A diversifying exposure to global unconstrained bonds also weighed on relative performance.

  The Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. The fund invests in a diversified group of underlying T. Rowe Price domestic bond funds, foreign bond funds, and money market funds. The diversifying sectors also provide exposures to key attributes that aim to support the overall portfolio’s risk and return profile over a range of market environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum Income Fund (I Class)	7.99%	2.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	7.30	0.17

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	May 03, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,064,419,000
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 25,019,000
InvestmentCompanyPortfolioTurnover	88.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,064,419 Number of Portfolio Holdings394
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Bond Funds	90.8%
Asset-Backed Securities	4.3
Non-U.S. Government Mortgage-Backed Securities	2.4
U.S. Treasury Obligations	0.2
U.S. Government & Agency Mortgage-Backed Securities	0.1
Short-Term and Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	13.7%
T. Rowe Price U.S. High Yield ETF	11.5
T. Rowe Price Floating Rate Fund	10.2
T. Rowe Price QM U.S. Bond ETF	9.7
T. Rowe Price Emerging Markets Bond Fund	7.1
T. Rowe Price Total Return ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	5.7
T. Rowe Price Dynamic Credit Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	5.0
T. Rowe Price Emerging Markets Local Currency Bond Fund	3.8

Updated Prospectus Web Address	www.troweprice.com/paperless